T. ROWE PRICE Health Sciences Portfolio
March 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.2%
BIOTECHNOLOGY 23.8%
Major Biotechnology 5.6%
Biogen (1) 17,191 4,780
Celldex Therapeutics (1) 23,447 844
Exact Sciences (1) 50,687 3,437
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 89
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 44
Neurocrine Biosciences (1) 13,896 1,406
Royalty Pharma, Class A  71,351 2,571
Seagen (1) 41,714 8,446
Vertex Pharmaceuticals (1) 56,218 17,712
39,329
Other Biotechnology 18.2%
Aadi Bioscience (1) 6,782 49
ACADIA Pharmaceuticals (1) 59,382 1,118
Acerta Future Payments, EC,
Acquisition Date: 6/30/21,
Cost $405 (1)(2)(3) 404,743 384
Adaptive Biotechnologies (1) 27,974 247
ADC Therapeutics (1) 44,644 87
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 199
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 73
Agios Pharmaceuticals (1) 10,421 239
Alector (1) 5,782 36
Allakos (1) 41,800 186
Allogene Therapeutics (1) 95,013 469
Alnylam Pharmaceuticals (1) 62,768 12,574
Apellis Pharmaceuticals (1) 73,168 4,826
Arvinas (1) 24,213 661
Ascendis Pharma, ADR (1) 36,889 3,955
Avidity Biosciences (1) 77,173 1,185
BeiGene, ADR (1) 15,878 3,422
Bicycle Therapeutics, ADR (1) 6,095 130
BioMarin Pharmaceutical (1) 38,877 3,780
Blueprint Medicines (1) 59,838 2,692
C4 Therapeutics (1) 21,403 67
Centessa Pharmaceuticals, ADR (1) 33,727 130
Cerevel Therapeutics Holdings (1) 69,006 1,683
CRISPR Therapeutics (1) 11,772 532
Cytokinetics (1) 21,159 745
Day One Biopharmaceuticals (1) 14,130 189
Denali Therapeutics (1) 47,783 1,101
DICE Therapeutics (1) 30,180 865
Enanta Pharmaceuticals (1) 2,823 114
Entrada Therapeutics (1) 29,975 435
EQRx, Warrants, 12/20/26 (1) 11,096 2
Evotec (EUR) (1) 16,684 352
Shares $ Value
(Cost and value in $000s)
‡
Exelixis (1) 88,092 1,710
Fate Therapeutics (1) 36,150 206
Generation Bio (1) 86,363 371
Genmab (DKK) (1) 9,453 3,573
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(2) 9,683 4
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(2) 9,683 4
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(2) 9,683 3
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date: 2/18/22,
Cost $253 (1)(2)(3) 253,263 124
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date: 2/18/22,
Cost $169 (1)(2)(3) 168,785 46
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date: 2/18/22,
Cost $169 (1)(2)(3) 168,785 44
IGM Biosciences (1) 13,757 189
Immuneering, Class A (1) 68,391 664
Immunocore Holdings, ADR (1) 49,194 2,432
Incyte (1) 35,433 2,561
Insmed (1) 106,870 1,822
Intellia Therapeutics (1) 13,173 491
Ionis Pharmaceuticals (1) 42,766 1,528
Iovance Biotherapeutics (1) 59,334 363
IVERIC bio (1) 113,515 2,762
Karuna Therapeutics (1) 27,050 4,913
Kymera Therapeutics (1) 41,647 1,234
Leap Therapeutics, Acquisition Date:
9/28/20 - 3/6/23, Cost $31 (1)(2) 24,613 8
LianBio, ADR (1) 102,126 199
Longboard Pharmaceuticals (1) 23,081 91
Lyell Immunopharma (1) 69,959 165
MeiraGTx Holdings (1) 9,836 51
Mirati Therapeutics (1) 34,297 1,275
Moderna (1) 24,502 3,763
Monte Rosa Therapeutics (1) 51,821 404
MoonLake Immunotherapeutics (1) 30,487 652
Morphic Holding (1) 15,561 586
Novocure (1) 63,119 3,796
Prelude Therapeutics (1) 10,060 57
Prime Medicine Restricted, Acquisition
Date: 4/19/21, Cost $319 (1)(2) 23,411 274
Progenic Pharmaceuticals, CVR (1)(3) 45,500 52
Prothena (1) 27,199 1,318
PTC Therapeutics (1) 20,518 994
RAPT Therapeutics (1) 30,220 555
Regeneron Pharmaceuticals (1) 33,002 27,117
Relay Therapeutics (1) 98,548 1,623
Relmada Therapeutics (1) 6,397 14
Repligen (1) 9,345 1,573
Replimune Group (1) 66,733 1,178
REVOLUTION Medicines (1) 67,108 1,454
Rocket Pharmaceuticals (1) 20,339 348

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Sage Therapeutics (1) 24,781 1,040
Sana Biotechnology (1) 68,347 223
Sarepta Therapeutics (1) 29,310 4,040
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (1)
(2) 6,855 25
Scholar Rock Holding (1) 87,333 699
SpringWorks Therapeutics (1) 2,642 68
Stoke Therapeutics (1) 13,995 117
Tenaya Therapeutics (1) 59,906 171
Theseus Pharmaceuticals (1) 47,425 421
Ultragenyx Pharmaceutical (1) 50,501 2,025
Vividion Therapeutics, Milestone
Payment, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 103,855 47
Vividion Therapeutics, Milestone
Payment, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 77,892 37
Vividion Therapeutics, Milestone
Payment 3, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 77,892 33
Xencor (1) 39,657 1,106
Zai Lab, ADR (1) 45,026 1,498
Zentalis Pharmaceuticals (1) 27,533 474
127,143
Total Biotechnology 166,472
LIFE SCIENCES 12.7%
Life Sciences 12.7%
Agilent Technologies  95,552 13,219
Bruker  73,061 5,760
Danaher  82,106 20,694
Dynamics Special Purpose,
Acquisition Date: 12/20/21,
Cost $— (1)(2) 5,211 6
Ginkgo Bioworks Holdings (1) 91,250 121
Illumina (1) 14,130 3,286
Mettler-Toledo International (1) 2,153 3,295
Olink Holding, ADR (1) 90,040 2,029
Pacific Biosciences of California (1) 124,774 1,445
Rapid Micro Biosystems, Class A (1) 31,671 41
Seer (1) 44,582 172
Senti Biosciences (1) 62,666 74
SomaLogic, Warrants, 8/31/26 (1) 4,962 1
SomaLogic, Earn Out Shares $20,
Acquisition Date: 9/2/21, Cost $— (1)
(2) 174,553 1
Thermo Fisher Scientific  66,413 38,278
Twist Bioscience (1) 7,732 117
Total Life Sciences 88,539
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Orchestra BioMed Holdings (1) 24,783 485
Total Miscellaneous 485
PHARMACEUTICALS 16.1%
Major Pharmaceuticals 15.7%
AbbVie  72,789 11,600
AstraZeneca, ADR  352,076 24,438
Shares $ Value
(Cost and value in $000s)
‡
Daiichi Sankyo (JPY)  152,800 5,574
Eli Lilly  75,677 25,989
Merck  227,605 24,215
Pfizer  334,044 13,629
Roche Holding (CHF)  16,046 4,585
110,030
Specialty Pharmaceuticals 0.4%
Zoetis  17,360 2,889
2,889
Total Pharmaceuticals 112,919
PRODUCTS & DEVICES 17.7%
Capital Equipment 0.6%
GE HealthCare Technologies (1) 23,892 1,960
PROCEPT BioRobotics (1) 34,602 982
STERIS  8,406 1,608
4,550
Implants 8.7%
Becton Dickinson & Company  51,581 12,768
Intuitive Surgical (1) 79,185 20,229
iRhythm Technologies (1) 6,592 818
Stryker  66,940 19,109
Teleflex  13,496 3,419
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3) 5,220 787
Zimmer Biomet Holdings  26,865 3,471
60,601
Other Products & Devices 8.4%
10X Genomics, Class A (1) 54,969 3,067
Argenx, ADR (1) 28,901 10,768
Avantor (1) 167,476 3,540
Catalent (1) 37,083 2,437
Cooper  4,801 1,792
Dexcom (1) 50,792 5,901
Hologic (1) 79,247 6,395
Inari Medical (1) 27,209 1,680
Insulet (1) 19,343 6,170
Lantheus Holdings (1) 14,278 1,179
Nevro (1) 9,963 360
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 185
Penumbra (1) 33,059 9,213
Saluda Medical, Warrants, 1/20/27,
Acquisition Date: 1/20/22, Cost $— (1)
(2)(3) 4,672 14
Shockwave Medical (1) 25,897 5,615
Warby Parker, Class A (1) 38,608 409
58,725
Total Products & Devices 123,876
SERVICES 19.3%
Distribution 0.1%
Option Care Health (1) 22,776 724
724
Information 0.9%
Doximity, Class A (1) 59,480 1,926

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
GeneDx Holdings (1) 63,949 23
GeneDx Holdings, Warrants,
7/22/26 (1) 11,396 —
Sophia Genetics (1) 35,120 175
Veeva Systems, Class A (1) 23,269 4,277
6,401
Other Services 1.1%
Certara (1) 20,501 494
Guardant Health (1) 45,450 1,066
West Pharmaceutical Services  16,545 5,732
Wuxi Biologics Cayman (HKD) (1) 106,500 656
7,948
Payors 15.7%
Alignment Healthcare (1) 41,833 266
Centene (1) 93,753 5,926
Cigna Group  29,645 7,575
Elevance Health  48,016 22,078
Humana  27,174 13,192
Molina Healthcare (1) 33,180 8,875
UnitedHealth Group  109,923 51,949
109,861
Providers 1.5%
agilon health (1) 78,998 1,876
HCA Healthcare  27,728 7,311
Surgery Partners (1) 31,496 1,086
10,273
Total Services 135,207
Total Miscellaneous Common
Stocks  4.5% (4) 31,538
Total Common Stocks (Cost
$359,023) 659,036
CONVERTIBLE PREFERRED STOCKS 4.9%
BIOTECHNOLOGY 1.5%
Other Biotechnology 1.5%
Arbor Bio, Series B, Acquisition Date:
10/29/21, Cost $398 (1)(2)(3) 23,994 398
Cargo Therapeutics, Series
A-1, Acquisition Date: 2/22/23,
Cost $177 (1)(2)(3) 176,810 177
Chroma Medicine, Series A,
Acquisition Date: 10/12/21,
Cost $500 (1)(2)(3) 235,778 613
Chroma Medicine, Series
B, Acquisition Date: 2/8/23,
Cost $198 (1)(2)(3) 76,097 198
Delfi Diagnostics, Series A, Acquisition
Date: 1/12/21 - 4/7/22, Cost $320 (1)
(2)(3) 154,525 749
Delfi Diagnostics, Series A, Acquisition
Date: 6/10/22, Cost $408 (1)(2)(3) 84,104 407
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $810 (1)(2)(3) 45,781 810
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 398
Shares $ Value
(Cost and value in $000s)
‡
FOG Pharma, Series C, Acquisition
Date: 1/11/21-8/2/21, Cost $282 (1)
(2)(3) 19,483 209
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296 (1)(2)(3) 27,546 296
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 294
Leap Therapeutics, Acquisition Date:
9/28/20, Cost $192 (1)(2) 150 48
Leap Therapeutics, Hold-Back
Shares, Acquisition Date: 9/28/20,
Cost $24 (1)(2) 19 6
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 501
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319 (1)(2)(3) 50,567 319
Ring Therapeutics, Series B,
Acquisition Date: 4/12/21,
Cost $404 (1)(2)(3) 43,885 404
Ring Therapeutics, Series C,
Acquisition Date: 10/7/22,
Cost $198 (1)(2)(3) 21,482 198
Saliogen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $497 (1)(2)(3) 4,690 497
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Sionna Therapeutics, Series
B, Acquisition Date: 2/2/22,
Cost $239 (1)(2)(3) 24,459 239
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 17,475 357
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830 (1)(2)(3) 106,061 830
Total Biotechnology 10,627
CONSUMER NONDURABLES 0.3%
Healthcare Services 0.3%
Capsule, Series 1-D, Acquisition Date:
4/7/21, Cost $553 (1)(2)(3) 38,140 112
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120 (1)(2)(3) 40,875 120
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 544
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 825

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 81
Total Consumer Nondurables 1,682
LIFE SCIENCES 1.2%
Life Sciences 1.2%
Cellanome, Series A, Acquisition Date:
12/30/21, Cost $497 (1)(2)(3) 89,839 625
Chromacode, Series D-1, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 65
Chromacode, Series D-2, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 99
Clear Labs, Series C, Acquisition Date:
5/13/21, Cost $595 (1)(2)(3) 171,440 346
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 921
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 797
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572 (1)(2)(3) 64,740 361
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 428
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 3,295
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 1,168
Total Life Sciences 8,105
PRODUCTS & DEVICES 0.2%
Capital Equipment 0.1%
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 357
Reflexion Medical, Series D,
Acquisition Date: 4/3/20, Cost $97 (1)
(2)(3) 51,079 121
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 199
677
Implants 0.1%
Kardium, Series D-5, Acquisition Date:
11/29/18, Cost $391 (1)(2)(3) 403,778 410
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $565 (1)(2)(3) 556,501 565
975
Other Products & Devices 0.0%
Saluda Medical, Series D, Acquisition
Date: 1/20/22, Cost $397 (1)(2)(3) 31,146 268
268
Total Products & Devices 1,920
Shares $ Value
(Cost and value in $000s)
‡
SERVICES 1.7%
Information 0.0%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $313 (1)(2)(3) 26,533 313
313
Other Services 1.6%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467 (1)(2)(3) 169,277 1,114
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $826 (1)(2)(3) 101,939 671
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(2)(3) 71,397 833
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 487
Freenome Holdings, Series D,
Acquisition Date: 11/22/21,
Cost $178 (1)(2)(3) 23,669 276
PrognomIQ, Series A-4, Acquisition
Date: 11/15/19, Cost $61 (1)(2)(3) 26,885 82
PrognomIQ, Series A-5, Acquisition
Date: 5/12/20, Cost $53 (1)(2)(3) 23,318 71
PrognomIQ, Series B, Acquisition
Date: 9/11/20, Cost $384 (1)(2)(3) 168,024 514
PrognomIQ, Series C, Acquisition
Date: 2/16/22, Cost $157 (1)(2)(3) 51,466 157
Tempus Labs, Series D, Acquisition
Date: 3/16/18, Cost $533 (1)(2)(3) 56,856 3,348
Tempus Labs, Series E, Acquisition
Date: 8/23/18, Cost $629 (1)(2)(3) 37,551 2,270
Tempus Labs, Series F, Acquisition
Date: 4/30/19, Cost $197 (1)(2)(3) 7,944 486
Tempus Labs, Series G, Acquisition
Date: 2/6/20, Cost $196 (1)(2)(3) 5,107 317
Tempus Labs, Series G-2, Acquisition
Date: 11/19/20, Cost $302 (1)(2)(3) 5,275 297
10,923
Providers 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 324
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 218
542
Total Services 11,778
Total Convertible Preferred Stocks
(Cost $25,871) 34,112

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.6%
LIFE SCIENCES 0.6%
Life Sciences 0.6%
Sartorius (EUR)  10,652 4,489
Total Life Sciences 4,489
Total Preferred Stocks (Cost $2,052) 4,489
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 4.82% (5)(6) 2,768,720 2,769
Total Short-Term Investments (Cost
$2,769) 2,769
Total Investments in
Securities 100.1%
(Cost $389,715) $ 700,406
Other Assets Less Liabilities (0.1)% (668)
Net Assets 100.0% $ 699,738
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $36,544 and represents 5.2% of net assets.
(3) Level 3 in fair value hierarchy.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CVR Contingent Value Rights
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ —# $ — $ 29+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government Reserve Fund, 4.82% $ 8,291  ¤  ¤ $ 2,769^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $29 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $2,769.

T. ROWE PRICE Health Sciences Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Health Sciences Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2023, totaled $(671,000) for the period ended March 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 641,061 $ 15,816 $ 2,159 $ 659,036
Convertible Preferred Stocks — 54 34,058 34,112
Preferred Stocks — 4,489 — 4,489
Short-Term Investments 2,769 — — 2,769
Total $ 643,830 $ 20,359 $ 36,217 $ 700,406
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 2,838 $ 541 $ — $ (1,220) $ 2,159
Convertible Preferred Stocks 33,708 (697) 1,047 — 34,058
Total $ 36,546 $ (156) $ 1,047 $ (1,220) $ 36,217

T. ROWE PRICE Health Sciences Portfolio

Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 2,159 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% - 78% 55% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.9x 1.9x Increase
Enterprise
value to gross
profit multiple
4.7x 4.7x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
5% - 25% 15% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase
Convertible Preferred Stocks $34,058 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
cumulative
preferred
dividend rights
3% - 8% 4% Increase
Discount for
cumulative
preferred
dividend rights
2% 2% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.2x
– 11.7x
5.0x Increase
Sales growth
rate
(58%)
- 266%
12% Increase
Enterprise
value to gross
profit multiple
8.5x
– 10.2x
9.6x Increase
Gross profit
growth rate
29% 29% Increase

T. ROWE PRICE Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E309-054Q1 03/23
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
Discount
for lack of
collectability
100% 100% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 73% 73% Increase